Shareholder Report, Holdings (Details)	Jun. 30, 2025
TFA Tactical Income Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.82%
TFA Tactical Income Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.76%
TFA Tactical Income Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
TFA Tactical Income Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
TFA Tactical Income Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
TFA Tactical Income Fund (Class I) | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.47%
TFA Tactical Income Fund (Class I) | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
TFA Tactical Income Fund (Class I) | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
TFA Tactical Income Fund (Class I) | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
TFA Tactical Income Fund (Class I) | Innovator U.S. Equity Accelerated 9 Buffer ETF - April [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
TFA Tactical Income Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
TFA Tactical Income Fund (Class I) | FolioBeyond Alternative Income and Int. Rate Hedge ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
TFA Tactical Income Fund (Class I) | ProShares UltraShort 20+ Year Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
TFA Tactical Income Fund (Class I) | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TFA Tactical Income Fund (Class I) | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Tactical Growth Allocation Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.26%
Tactical Growth Allocation Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.72%
Tactical Growth Allocation Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.56%
Tactical Growth Allocation Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
Tactical Growth Allocation Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Tactical Growth Allocation Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Tactical Growth Allocation Fund (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
Tactical Growth Allocation Fund (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Tactical Growth Allocation Fund (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Tactical Growth Allocation Fund (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Tactical Growth Allocation Fund (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Tactical Growth Allocation Fund (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Tactical Growth Allocation Fund (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Tactical Growth Allocation Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Tactical Growth Allocation Fund (Class I) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Tactical Growth Allocation Fund (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
Tactical Growth Allocation Fund (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Tactical Growth Allocation Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
Tactical Growth Allocation Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Tactical Growth Allocation Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
Tactical Growth Allocation Fund (Class I) | Direxion HCM Tactical Enhanced U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Tactical Growth Allocation Fund (Class I) | SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Tactical Growth Allocation Fund (Class I) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Tactical Growth Allocation Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Tactical Growth Allocation Fund (Class I) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Tactical Growth Allocation Fund (Class I) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
TFA Quantitative Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.26%
TFA Quantitative Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
TFA Quantitative Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.95%
TFA Quantitative Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.01%
TFA Quantitative Fund (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
TFA Quantitative Fund (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
TFA Quantitative Fund (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TFA Quantitative Fund (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
TFA Quantitative Fund (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
TFA Quantitative Fund (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
TFA Quantitative Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
TFA Quantitative Fund (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
TFA Quantitative Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
TFA Quantitative Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
TFA Quantitative Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
TFA Quantitative Fund (Class I) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
TFA Quantitative Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
TFA Quantitative Fund (Class I) | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
TFA Quantitative Fund (Class I) | ProShares Ultra S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TFA Quantitative Fund (Class I) | iShares U.S. Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
TFA Quantitative Fund (Class I) | iShares MSCI USA Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
TFA AlphaGen Growth Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.41%
TFA AlphaGen Growth Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
TFA AlphaGen Growth Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
TFA AlphaGen Growth Fund (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
TFA AlphaGen Growth Fund (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
TFA AlphaGen Growth Fund (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
TFA AlphaGen Growth Fund (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
TFA AlphaGen Growth Fund (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
TFA AlphaGen Growth Fund (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
TFA AlphaGen Growth Fund (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
TFA AlphaGen Growth Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%
TFA AlphaGen Growth Fund (Class I) | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
TFA AlphaGen Growth Fund (Class I) | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
TFA AlphaGen Growth Fund (Class I) | ProShares Ultra S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
TFA AlphaGen Growth Fund (Class I) | iShares MSCI USA Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
TFA AlphaGen Growth Fund (Class I) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
TFA AlphaGen Growth Fund (Class I) | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
TFA AlphaGen Growth Fund (Class I) | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TFA AlphaGen Growth Fund (Class I) | FT Vest Laddered Buffered ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%